JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

August 29, 2018

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 13, 2018, filed pursuant to Rule 497(e), for the following funds:

JNL/BlackRock Global Allocation Fund

JNL/Franklin Templeton Founding Strategy Fund

JNL/Franklin Templeton International Small Cap Fund

JNL/Mellon Capital 10 x 10 Fund

JNL/Mellon Capital Index 5 Fund

JNL/Mellon Capital Emerging Markets Index Fund

JNL/Mellon Capital European 30 Fund

JNL/Mellon Capital Pacific Rim 30 Fund

JNL/Mellon Capital MSCI KLD 400 Social Index Fund

JNL/Mellon Capital S&P 1500 Growth Index Fund

JNL/Mellon Capital S&P 1500 Value Index Fund

JNL/Mellon Capital S&P 500 Index Fund

JNL/Mellon Capital S&P 400 MidCap Index Fund

JNL/Mellon Capital Small Cap Index Fund

JNL/Mellon Capital International Index Fund

JNL/Mellon Capital Bond Index Fund

JNL/Mellon Capital Consumer Staples Sector Fund

JNL/Mellon Capital Industrials Sector Fund

JNL/Mellon Capital Materials Sector Fund

JNL/Mellon Capital Real Estate Sector Fund

JNL/Mellon Capital Utilities Sector Fund

JNL S&P 500 Index Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America Value Equity Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/S&P Competitive Advantage Fund

JNL/S&P Dividend Income & Growth Fund

JNL/S&P Intrinsic Value Fund

JNL/S&P Total Yield Fund

JNL/S&P Mid 3 Fund

JNL/S&P International 5 Fund

JNL/S&P 4 Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.